Loans and Allowance for Credit Losses - Disclosure of Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Total loans	$ 579,730	$ 544,776
Allowance for loan losses	(2,912)	(2,159)
Total loans net of allowance for loan losses	$ 576,818	542,617
Retail [member]
Disclosure of credit risk exposure [line items]
Total loans		385,170
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total loans		270,348
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Total loans		92,294
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Total loans		18,035
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Total loans		4,493
Wholesale [member]
Disclosure of credit risk exposure [line items]
Total loans		159,606
Wholesale [member] | Bank [member]
Disclosure of credit risk exposure [line items]
Total loans		3,962
Wholesale [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Total loans		9,353
Wholesale [member] | Business [member]
Disclosure of credit risk exposure [line items]
Total loans		146,291
Canada [member]
Disclosure of credit risk exposure [line items]
Total loans		442,627
Allowance for loan losses		(1,406)
Total loans net of allowance for loan losses		441,221
Canada [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Total loans		359,805
Canada [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total loans		255,799
Canada [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Total loans		82,022
Canada [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Total loans		17,491
Canada [member] | Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Total loans		4,493
Canada [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Total loans		82,822
Canada [member] | Wholesale [member] | Bank [member]
Disclosure of credit risk exposure [line items]
Total loans		1,027
Canada [member] | Wholesale [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Total loans		7,370
Canada [member] | Wholesale [member] | Business [member]
Disclosure of credit risk exposure [line items]
Total loans		74,425
United States [member]
Disclosure of credit risk exposure [line items]
Total loans		73,088
Allowance for loan losses		(234)
Total loans net of allowance for loan losses		72,854
United States [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Total loans		18,100
United States [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total loans		11,449
United States [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Total loans		6,357
United States [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Total loans		294
United States [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Total loans		54,988
United States [member] | Wholesale [member] | Bank [member]
Disclosure of credit risk exposure [line items]
Total loans		2,498
United States [member] | Wholesale [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Total loans		934
United States [member] | Wholesale [member] | Business [member]
Disclosure of credit risk exposure [line items]
Total loans		51,556
Other International [member]
Disclosure of credit risk exposure [line items]
Total loans		29,061
Allowance for loan losses		(519)
Total loans net of allowance for loan losses		28,542
Other International [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Total loans		7,265
Other International [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total loans		3,100
Other International [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Total loans		3,915
Other International [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Total loans		250
Other International [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Total loans		21,796
Other International [member] | Wholesale [member] | Bank [member]
Disclosure of credit risk exposure [line items]
Total loans		437
Other International [member] | Wholesale [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Total loans		1,049
Other International [member] | Wholesale [member] | Business [member]
Disclosure of credit risk exposure [line items]
Total loans		$ 20,310